UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06474

Dreyfus Growth and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund, Inc.
July 31, 2017 (Unaudited)

Common Stocks - 99.2%	Shares		Value ($)
Automobiles & Components - 1.4%
Delphi Automotive	37,544		3,394,728
Goodyear Tire & Rubber	153,857		4,848,034
Tesla	12,310	[a,b]	3,981,916
			12,224,678
Banks - 8.7%
Bank of America	447,160		10,785,499
BB&T	87,523		4,141,588
Citigroup	216,499		14,819,357
JPMorgan Chase & Co.	280,824		25,779,643
PNC Financial Services Group	61,798		7,959,582
SunTrust Banks	122,449		7,015,103
U.S. Bancorp	104,231		5,501,312
			76,002,084
Capital Goods - 7.2%
Eaton	60,430		4,728,648
Fortive	77,066		4,989,253
Honeywell International	128,844		17,538,245
L3 Technologies	25,174		4,404,695
Quanta Services	104,515	[b]	3,525,291
Raytheon	72,576		12,466,380
United Technologies	131,125		15,547,491
			63,200,003
Consumer Durables & Apparel - .6%
Newell Brands	103,177		5,439,491
Consumer Services - 1.4%
Las Vegas Sands	111,493		6,869,084
Starbucks	96,470		5,207,451
			12,076,535
Diversified Financials - 5.8%
American Express	43,702		3,724,721
Ameriprise Financial	65,730		9,522,962
Berkshire Hathaway, Cl. B	93,534	[b]	16,365,644
CME Group	7,384		905,426
Goldman Sachs Group	26,216		5,907,251
Synchrony Financial	233,082		7,067,046

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Diversified Financials - 5.8% (continued)
Voya Financial	180,863		7,097,064
			50,590,114
Energy - 5.7%
EOG Resources	112,777		10,729,604
Hess	147,679		6,577,623
Occidental Petroleum	225,754		13,980,945
Phillips 66	104,111		8,719,296
Pioneer Natural Resources	17,321		2,825,055
Schlumberger	97,869		6,713,813
			49,546,336
Food & Staples Retailing - .8%
Costco Wholesale	46,234		7,328,551
Food, Beverage & Tobacco - 5.0%
Coca-Cola	120,321		5,515,515
Coca-Cola European Partners	99,206		4,288,675
Conagra Brands	114,531		3,921,541
Kellogg	92,332		6,278,576
Kraft Heinz	87,786		7,677,764
Molson Coors Brewing, Cl. B	55,097		4,902,531
Monster Beverage	58,869	[b]	3,105,340
PepsiCo	67,119		7,826,747
			43,516,689
Health Care Equipment & Services - 6.3%
Abbott Laboratories	80,809		3,974,187
Aetna	85,683		13,221,744
AmerisourceBergen	43,355		4,067,566
Boston Scientific	231,847	[b]	6,171,767
Dentsply Sirona	55,695		3,454,761
Hologic	67,446	[b]	2,981,788
UnitedHealth Group	108,456		20,802,945
			54,674,758
Insurance - 3.1%
Allstate	39,236		3,570,476
American International Group	62,953		4,120,274
Chubb	35,784		5,240,925
Hartford Financial Services Group	58,436		3,213,980
Progressive	109,337		5,153,053
Prudential Financial	54,387		6,158,240
			27,456,948

Common Stocks - 99.2% (continued)	Shares		Value ($)
Materials - 5.5%
CF Industries Holdings	146,625	[a]	4,303,444
Dow Chemical	226,242		14,533,786
Martin Marietta Materials	20,256		4,586,566
Newmont Mining	110,802		4,118,510
Nucor	87,238		5,031,015
Packaging Corporation of America	60,705		6,645,983
Vulcan Materials	69,942		8,611,259
			47,830,563
Media - 3.4%
Charter Communications, Cl. A	19,569	[b]	7,669,287
Comcast, Cl. A	411,940		16,662,973
Omnicom Group	66,741	[a]	5,255,186
			29,587,446
Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
BioMarin Pharmaceutical	56,677	[b]	4,972,273
Bristol-Myers Squibb	37,761		2,148,601
Celgene	75,185	[b]	10,180,801
Clovis Oncology	24,854	[b]	2,107,868
Eli Lilly & Co.	131,880		10,901,201
Gilead Sciences	41,596		3,165,040
Johnson & Johnson	67,493		8,957,671
Merck & Co.	174,244		11,130,707
Neurocrine Biosciences	62,275	[a,b]	2,991,068
Regeneron Pharmaceuticals	6,481	[b]	3,186,189
TESARO	25,140	[a,b]	3,209,372
Zoetis	68,824		4,302,877
			67,253,668
Real Estate - 1.1%
Lamar Advertising, Cl. A	46,317	[a,c]	3,268,591
Uniti Group	245,498		6,284,749
			9,553,340
Retailing - 6.4%
Amazon.com	22,559	[b]	22,283,329
Dollar Tree	36,015	[b]	2,595,961
Home Depot	55,421		8,290,982
Nordstrom	107,336	[a]	5,213,310
Priceline Group	5,657	[b]	11,475,225
Ulta Beauty	23,227	[b]	5,834,855
			55,693,662

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.2% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 4.4%
Broadcom	45,821		11,302,208
Microchip Technology	38,438	[a]	3,076,578
NVIDIA	57,660		9,370,327
Texas Instruments	183,264		14,914,024
			38,663,137
Software & Services - 15.7%
Alphabet, Cl. A	13,704	[b]	12,957,132
Alphabet, Cl. C	18,220	[b]	16,953,710
Citrix Systems	55,420	[b]	4,377,072
Facebook, Cl. A	134,690	[b]	22,796,283
First Data, Cl. A	278,159	[b]	5,190,447
Fortinet	130,674	[b]	4,823,177
HubSpot	28,344	[a,b]	2,050,688
Intuit	22,471		3,083,246
Microsoft	301,659		21,930,609
Oracle	217,751		10,872,307
PayPal Holdings	110,182		6,451,156
salesforce.com	90,865	[b]	8,250,542
ServiceNow	37,814	[b]	4,176,556
Splunk	68,561	[a,b]	4,114,346
Square, Cl. A	160,177	[b]	4,220,664
Teradata	93,251	[a,b]	2,967,247
Twilio, Cl. A	77,425	[a]	2,258,487
			137,473,669
Technology Hardware & Equipment - 4.6%
Apple	95,574		14,214,721
Cisco Systems	527,626		16,593,838
Corning	201,680		5,876,955
Harris	26,522		3,035,973
			39,721,487
Telecommunication Services - 2.2%
AT&T	326,737		12,742,743
T-Mobile US	62,029	[b]	3,824,708
Vodafone Group, ADR	101,641	[a]	3,016,705
			19,584,156
Transportation - 1.1%
Delta Air Lines	63,793		3,148,822
Union Pacific	62,123		6,396,184
			9,545,006

Common Stocks - 99.2% (continued)	Shares	Value ($)
Utilities - 1.1%
FirstEnergy	184,008	5,871,695
NextEra Energy Partners	26,549[a]	1,094,350
NRG Yield, Cl. C	153,432[a]	2,853,835
		9,819,880
Total Common Stocks (cost $652,117,687)		866,782,201
Other Investment - .9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $7,845,130)	7,845,130[d]	7,845,130
Investment of Cash Collateral for Securities Loaned - 3.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares
(cost $28,359,580)	28,359,580[d]	28,359,580
Total Investments (cost $688,322,397)	103.3%	902,986,911
Liabilities, Less Cash and Receivables	(3.3%)	(29,244,013)
Net Assets	100.0%	873,742,898

ADR—American Depository Receipt

[a]

Security, or portion thereof, on loan. At July 31, 2017, the value of the fund’s securities on loan was $44,158,292 and the value of the collateral held by the fund was $45,544,957, consisting of cash collateral of $28,359,580 and U.S. Government & Agency securities valued at $17,185,377.

[b]	Non-income producing security.
[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	15.7
Banks	8.7
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Capital Goods	7.2
Retailing	6.4
Health Care Equipment & Services	6.3
Diversified Financials	5.8
Energy	5.7
Materials	5.5
Food, Beverage & Tobacco	5.0
Technology Hardware & Equipment	4.6
Semiconductors & Semiconductor Equipment	4.4
Money Market Investments	4.1
Media	3.4
Insurance	3.1
Telecommunication Services	2.2
Automobiles & Components	1.4
Consumer Services	1.4
Utilities	1.1
Real Estate	1.1
Transportation	1.1
Food & Staples Retailing	.8
Consumer Durables & Apparel	.6
103.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Growth and Income Fund, Inc.
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	848,174,613	-	-	848,174,613
Equity Securities—
Foreign Common
Stocks†	18,607,588	-	-	18,607,588
Registered Investment
Companies	36,204,710	-	-	36,204,710

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2017, accumulated net unrealized appreciation on investments was $214,664,514, consisting of $222,346,044 gross unrealized appreciation and $7,681,530 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)